Long-term Debt (Details Narrative) - USD ($)			12 Months Ended
	Aug. 05, 2016	Apr. 07, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Gain from debt extinguishment			$ 24,716,766		$ 6,435,000
Weighted average interest rate			3.39%	3.55%	3.50%
Securities Purchase Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt conversion description

Convertible into common shares at the option of the holder at a conversion price equal to 65% of the lowest volume weighted average price of the common shares during the 21 trading days prior to the conversion date.

Debt conversion amount	$ 250,000	$ 250,000
Number of shares issued on conversion	870,758	1,171,769
Interest rate		8.00%